Share Based Payment Arrangements - Summary of Information about PSUs Outstanding and Exercisable (Details) - Performance Share Units shares in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	147
32.41
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 32.41
Number of outstanding instruments	147
Weighted average remaining contractual life (in years)	2 years 1 month 6 days